Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Tax Assets and Liabilities [abstract]
Liabilities	£ (3)	£ (54)
Beginning Balance	(3)	(54)
Income statement charge	(430)	(529)	£ (598)
Other comprehensive income credit/(charge)	76	44
Corporate income tax paid	391	484	507
Other movements	119	52
Ending Balance	153	(3)	(54)
Assets	£ 153
Liabilities		£ (3)	£ (54)